Generation Z ETF
Schedule of Investments
August 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 0.6%
1,898	Rocket Lab USA, Inc. (a)	$10,439

Application Software - 7.0%
1,439	Arqit Quantum, Inc. ADR (a)(b)	8,749
422	DocuSign, Inc. (a)	24,569
4,060	Palantir Technologies, Inc. (a)	31,343
784	Unity Software, Inc. (a)	33,492
286	Zoom Video Communications, Inc. (a)	22,994
		121,147
Auto Parts & Equipment - 0.8%
1,557	Luminar Technologies, Inc. (a)	13,421

Automobile Manufacturers - 6.2%
390	Tesla, Inc. (a)	107,488

Casinos & Gaming - 2.3%
2,434	DraftKings, Inc. (a)	39,090

Data Processing & Outsourced Services - 6.5%
572	Block, Inc. (a)	39,417
1,210	Dlocal Ltd. ADR (a)(b)	30,093
447	PayPal Holdings, Inc. (a)	41,768
		111,278
Diversified Metals & Mining - 1.2%
587	MP Materials Corp. (a)	20,539

Education Services - 11.0%
3,108	2U, Inc. (a)	22,129
4,565	Coursera, Inc. (a)	52,498
1,023	Duolingo, Inc. (a)	96,182
1,243	Udemy, Inc. (a)	18,471
		189,280
Electrical Components & Equipment - 2.3%
1,206	ChargePoint Holdings, Inc. (a)	19,622
910	Enovix Corp. (a)	20,129
		39,751
Financial Exchanges & Data - 1.5%
391	Coinbase Global, Inc. (a)(c)	26,119

Health Care Technology - 1.2%
682	Teladoc Health, Inc. (a)	21,183

Heavy Electrical Equipment - 4.2%
939	Bloom Energy Corp. (a)	23,860
2,592	TPI Composites, Inc. (a)	48,185
		72,045
Hotels, Resorts & Cruise Lines - 2.3%
352	Airbnb, Inc. (a)	39,818

Generation Z ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)

Shares		Value
Human Resource & Employment Services - 1.0%
964	Upwork, Inc. (a)	$16,774

Industrial Machinery - 0.8%
4,420	Desktop Metal, Inc. (a)(c)	14,056

Interactive Home Entertainment - 1.9%
840	ROBLOX Corp. (a)	32,852

Interactive Media & Services - 9.0%
676	Alphabet, Inc. (a)	73,785
198	Match Group, Inc. (a)	11,193
250	Meta Platforms, Inc. (a)	40,733
2,654	Snap, Inc. (a)	28,876
		154,587
Internet & Direct Marketing Retail - 8.4%
636	Amazon.com, Inc. (a)	80,626
436	DoorDash, Inc. (a)	26,116
152	Etsy, Inc. (a)	16,053
647	Fiverr International Ltd. ADR (a)(b)	22,373
		145,168
Internet Services & Infrastructure - 2.6%
162	Okta, Inc. (a)	14,807
920	Shopify, Inc. ADR (a)(b)	29,118
		43,925
Movies & Entertainment - 3.9%
159	Netflix, Inc. (a)	35,546
288	Spotify Technology S.A. ADR (a)(b)	31,147
		66,693
Packaged Foods & Meats - 2.0%
693	Beyond Meat, Inc. (a)	16,909
5,407	Oatly Group AB ADR (a)(b)	17,465
		34,374
Renewable Electricity - 2.1%
444	NextEra Energy Partners LP	36,448

Semiconductor Equipment - 11.2%
563	Enphase Energy, Inc. (a)	161,266
117	SolarEdge Technologies, Inc. (a)	32,288
		193,554
Semiconductors - 2.6%
293	NVIDIA Corp.	44,225

Systems Software - 3.0%
300	Gitlab, Inc. (a)	17,961
206	Zscaler, Inc. (a)	32,803
		50,764

Generation Z ETF
Schedule of Investments (Continued)
August 31, 2022 (Unaudited)

Shares		Value
Trucking - 1.0%
1,209	Lyft, Inc. (a)	$17,809

	TOTAL COMMON STOCKS (Cost $2,941,732)	1,662,827

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%
34,587	First American Government Obligations Fund - Class X, 2.04% (d)	34,587
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $34,587)	34,587

MONEY MARKET FUNDS - 3.4%
58,864	First American Government Obligations Fund - Class X, 2.04% (d)	58,864
	TOTAL MONEY MARKET FUNDS (Cost $58,864)	58,864

	TOTAL INVESTMENTS (Cost $3,035,183) - 102.0%	1,756,278
	Other Liabilities in Excess of Assets - (2.0%)	(35,064)
	TOTAL NET ASSETS - 100.0%	$1,721,214

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	Non-Income producing security.

(b)	Foreign issued security.

(c)	This security or a portion of this security was out on loan as of August 31, 2022. Total loaned securities had a market value of $33,118 as of August 31, 2022.

(d)	Rate shown is the 7-day effective yield.

Generation Z ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of August 31, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Generation Z ETF

The following is a summary of the fair value classification of the Fund’s investments as of August 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Generation Z ETF
Assets*
Common Stocks	$1,662,827	$-	$-	$1,662,827
Investments Purchased with Proceeds from Securities Lending	34,587	-	-	34,587
Money Market Funds	58,864	-	-	58,864
Total Investments in Securities	$1,756,278	$-	$-	$1,756,278

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended August 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.